UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2024 – December 31, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

DF Dent Premier Growth Fund

DFDPX

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Dent Premier Growth Fund	$51	0.99%

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Premier Growth Fund underperformed its benchmark, the S&P 500 Index. The underperformance was influenced by both sector allocation and stock selection. The largest detractors were stock selection in Industrials and Information Technology and an overweight to Health Care. Within Information Technology, our position in semiconductors has broadly detracted from performance. Both stock selection and our underweight to Consumer Discretionary also detracted from performance. Notably, the Real Estate and Health Care sectors contributed positively to the portfolio’s performance, as did an underweight in the Energy sector.

The Consumer Discretionary and Financials sectors were the largest contributors to the benchmark’s return. In the Fund, the Consumer Discretionary sector underperformed, driven by both stock selection and sector allocation. Similarly, the Industrials sector underperformed in the portfolio due to stock selection. The Energy and Health Care sectors detracted the most from the benchmark’s performance.

The Fund experienced fluctuating performance relative to the S&P 500 Index, starting with a positive July, followed by losses through October. A slight recovery was observed in November, but the year concluded with a significant decline in December. Initially the outperformance was driven by positive stock selection and favorable sector allocation, but the subsequent months, particularly December, showed a reversal with both stock selection and sector allocation contributing to the underperformance.

Top Contributors

  CBRE Group, Inc., Class A

  Visa, Inc., Class A

   Mastercard, Inc., Class A

  Amazon.com, Inc.

  Guidewire Software, Inc.

Top Detractors

  Monolithic Power Systems, Inc.

  ASML Holding NV

  Uber Technologies, Inc.

  Danaher Corp.

  Microsoft Corp.

Total Return Based on a $10,000 Investment

Date	DF Dent Premier Growth Fund	S&P 500® Index
12/31/14	$10,000	$10,000
03/31/15	$10,073	$10,095
06/30/15	$10,279	$10,123
09/30/15	$9,706	$9,471
12/31/15	$10,154	$10,138
03/31/16	$9,919	$10,275
06/30/16	$10,067	$10,527
09/30/16	$10,624	$10,933
12/31/16	$10,401	$11,351
03/31/17	$11,197	$12,039
06/30/17	$12,144	$12,411
09/30/17	$12,914	$12,967
12/31/17	$13,712	$13,829
03/31/18	$14,505	$13,724
06/30/18	$15,176	$14,195
09/30/18	$16,418	$15,290
12/31/18	$13,967	$13,223
03/31/19	$16,739	$15,027
06/30/19	$18,384	$15,674
09/30/19	$18,610	$15,940
12/31/19	$19,958	$17,386
03/31/20	$16,917	$13,979
06/30/20	$21,476	$16,850
09/30/20	$22,889	$18,355
12/31/20	$25,612	$20,585
03/31/21	$25,516	$21,856
06/30/21	$28,125	$23,724
09/30/21	$28,306	$23,862
12/31/21	$29,997	$26,494
03/31/22	$26,763	$25,276
06/30/22	$21,644	$21,206
09/30/22	$20,294	$20,170
12/31/22	$21,583	$21,696
03/31/23	$23,237	$23,322
06/30/23	$24,951	$25,361
09/30/23	$23,626	$24,531
12/31/23	$26,853	$27,399
03/31/24	$29,370	$30,291
06/30/24	$28,912	$31,589
09/30/24	$31,283	$33,448
12/31/24	$30,789	$34,254

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
DF Dent Premier Growth Fund	14.66%	9.06%	11.90%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$229,987,612
# of Portfolio Holdings	40
Portfolio Turnover Rate	7%
Investment Advisory Fees (Net of fees waived)	$1,012,285

Top Ten Holdings

(% total investments)*

Amazon.com, Inc.	6.10%
Visa, Inc., Class A	5.18%
Mastercard, Inc., Class A	4.99%
Alphabet, Inc., Class C	4.67%
Microsoft Corp.	4.08%
S&P Global, Inc.	3.86%
HEICO Corp., Class A	3.59%
TransDigm Group, Inc.	3.41%
Guidewire Software, Inc.	3.20%
Danaher Corp.	3.16%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Real Estate
4.1%
Communication Services
4.7%
Consumer Discretionary
6.1%
Materials
7.1%
Health Care
17.9%
Financials
18.5%
Industrials
20.1%
Information Technology
21.5%
0%
5%
10%
15%
20%
25%

Value	Value
Information Technology	21.5%
Industrials	20.1%
Financials	18.5%
Health Care	17.9%
Materials	7.1%
Consumer Discretionary	6.1%
Communication Services	4.7%
Real Estate	4.1%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Premier Growth Fund

DFDPX

Semi-Annual Shareholder Report - December 31, 2024

221S-DFDPX-24

DF Dent Midcap Growth Fund

DFDMX

:  Investor Shares

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$47	0.90%

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate and Financials. Being overweight Technology and underweight Energy also contributed to performance. This was offset by stock selection in Industrials and our overweight to Life Sciences within Health Care as they detracted from performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners Palantir Technologies, Inc. (PLTR) and AppLovin Corp. (APP) alone accounted for our portfolio’s shortfall for the past 6 months. Stock selection in Industrials and Technology and our overweight to Materials and Healthcare also detracted from performance. On the positive side, stock selection within Financials, Real Estate, and Health Care and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance.

The Fund experienced fluctuating performance relative to the Russell 2500 Index, starting with a positive July and August followed by losses through November. A slight recovery was observed in December.

The Fund experienced fluctuating performance relative to the Russell Midcap Growth Index, starting with a positive July, followed by losses through October. A slight recovery was observed in November, but the year concluded with a significant decline in December.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Guidewire Software, Inc.

  Atlassian Corp., Class A

  Veeva Systems, Inc., Class A

Top Detractors

  Edwards Lifesciences Corp.

  Microchip Technology, Inc.

  Mettler-Toledo International, Inc.

  WNS Holdings, Ltd.

  Entegris, Inc.

Total Return Based on a $10,000 Investment

Date	Investor Shares	Russell 2500 Index	Russell Midcap Growth Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,209	$10,517	$10,538
06/30/15	$10,627	$10,481	$10,418
09/30/15	$9,778	$9,402	$9,585
12/31/15	$10,079	$9,710	$9,980
03/31/16	$10,059	$9,748	$10,038
06/30/16	$10,362	$10,096	$10,195
09/30/16	$10,800	$10,759	$10,663
12/31/16	$10,506	$11,418	$10,711
03/31/17	$11,215	$11,847	$11,450
06/30/17	$12,200	$12,099	$11,932
09/30/17	$12,902	$12,673	$12,563
12/31/17	$13,786	$13,337	$13,418
03/31/18	$14,510	$13,305	$13,710
06/30/18	$15,031	$14,065	$14,143
09/30/18	$16,148	$14,725	$15,214
12/31/18	$13,760	$12,003	$12,781
03/31/19	$16,392	$13,902	$15,288
06/30/19	$18,079	$14,313	$16,114
09/30/19	$18,240	$14,130	$16,005
12/31/19	$19,283	$15,336	$17,314
03/31/20	$16,424	$10,778	$13,844
06/30/20	$20,816	$13,641	$18,033
09/30/20	$21,790	$14,443	$19,724
12/31/20	$25,150	$18,402	$23,475
03/31/21	$24,810	$20,413	$23,342
06/30/21	$26,921	$21,524	$25,927
09/30/21	$27,112	$20,947	$25,730
12/31/21	$28,244	$21,748	$26,463
03/31/22	$24,426	$20,483	$23,134
06/30/22	$19,660	$17,005	$18,259
09/30/22	$18,348	$16,526	$18,140
12/31/22	$19,624	$17,753	$19,392
03/31/23	$21,314	$18,355	$21,163
06/30/23	$22,597	$19,314	$22,483
09/30/23	$21,285	$18,390	$21,308
12/31/23	$24,120	$20,846	$24,408
03/31/24	$25,956	$22,289	$26,726
06/30/24	$24,295	$21,336	$25,867
09/30/24	$26,867	$23,202	$27,559
12/31/24	$26,809	$23,347	$29,803

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Shares	11.15%	6.81%	10.36%
Russell 2500 Index	12.00%	8.77%	8.85%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$407,379,623
# of Portfolio Holdings	39
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$1,608,046

Top Ten Holdings

(% total investments)*

Vulcan Materials Co.	5.21%
Ecolab, Inc.	4.69%
Veeva Systems, Inc., Class A	4.55%
CoStar Group, Inc.	4.20%
CBRE Group, Inc., Class A	4.09%
Veralto Corp.	4.02%
Markel Group, Inc.	3.97%
Bio-Techne Corp.	3.79%
HEICO Corp., Class A	3.79%
Old Dominion Freight Line, Inc.	3.78%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Consumer Discretionary
4.3%
Real Estate
8.3%
Materials
9.9%
Financials
14.4%
Information Technology
18.5%
Health Care
19.6%
Industrials
25.0%
0%
5%
10%
15%
20%
25%

Value	Value
Industrials	25.0%
Health Care	19.6%
Information Technology	18.5%
Financials	14.4%
Materials	9.9%
Real Estate	8.3%
Consumer Discretionary	4.3%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Midcap Growth Fund

DFDMX

:  Investor Shares

Semi-Annual Shareholder Report - December 31, 2024

221S-DFDMX-24

DF Dent Midcap Growth Fund

DFMGX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.85%

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate and Financials. Being overweight Technology and underweight Energy also contributed to performance. This was offset by stock selection in Industrials and our overweight to Life Sciences within Health Care as they detracted from performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners Palantir Technologies, Inc. (PLTR) and AppLovin Corp. (APP) alone accounted for our portfolio’s shortfall for the past 6 months. Stock selection in Industrials and Technology and our overweight to Materials and Healthcare also detracted from performance. On the positive side, stock selection within Financials, Real Estate, and Health Care and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance.

The Fund experienced fluctuating performance relative to the Russell 2500 Index, starting with a positive July and August followed by losses through November. A slight recovery was observed in December.

The Fund experienced fluctuating performance relative to the Russell Midcap Growth Index, starting with a positive July, followed by losses through October. A slight recovery was observed in November, but the year concluded with a significant decline in December.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Guidewire Software, Inc.

  Atlassian Corp., Class A

  Veeva Systems, Inc., Class A

Top Detractors

  Edwards Lifesciences Corp.

  Microchip Technology, Inc.

  Mettler-Toledo International, Inc.

  WNS Holdings, Ltd.

  Entegris, Inc.

Total Return Based on a $500,000 Investment

Date	Institutional SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
12/31/14	$500,000	$500,000	$500,000
3/31/15	$510,451	$525,842	$526,890
6/30/15	$531,352	$524,044	$520,880
9/30/15	$488,896	$470,084	$479,264
12/31/15	$503,947	$485,492	$499,001
3/31/16	$502,936	$487,399	$501,890
6/30/16	$518,105	$504,812	$509,732
9/30/16	$540,015	$537,941	$533,139
12/31/16	$525,308	$570,886	$535,571
3/31/17	$560,734	$592,329	$572,493
6/30/17	$609,992	$604,972	$596,625
9/30/17	$645,080	$633,658	$628,144
12/31/17	$689,307	$666,854	$670,897
3/31/18	$725,515	$665,260	$685,485
6/30/18	$751,910	$703,238	$707,129
9/30/18	$808,083	$736,265	$760,691
12/31/18	$688,694	$600,156	$639,026
3/31/19	$820,624	$695,086	$764,409
6/30/19	$905,661	$715,667	$805,701
9/30/19	$913,710	$706,490	$800,274
12/31/19	$966,588	$766,796	$865,686
3/31/20	$823,612	$538,890	$692,203
6/30/20	$1,043,901	$682,045	$901,670
9/30/20	$1,093,325	$722,166	$986,189
12/31/20	$1,262,037	$920,104	$1,173,753
3/31/21	$1,245,040	$1,020,661	$1,167,119
6/30/21	$1,350,918	$1,076,207	$1,296,343
9/30/21	$1,360,833	$1,047,346	$1,286,492
12/31/21	$1,417,427	$1,087,397	$1,323,151
3/31/22	$1,225,814	$1,024,144	$1,156,695
6/30/22	$986,844	$850,234	$912,959
9/30/22	$920,908	$826,277	$906,997
12/31/22	$985,022	$887,651	$969,593
3/31/23	$1,069,900	$917,745	$1,058,174
6/30/23	$1,134,378	$965,696	$1,124,143
9/30/23	$1,068,443	$919,516	$1,065,418
12/31/23	$1,211,242	$1,042,308	$1,220,396
3/31/24	$1,303,406	$1,114,431	$1,336,291
6/30/24	$1,220,349	$1,066,793	$1,293,352
9/30/24	$1,349,306	$1,160,123	$1,377,954
12/31/24	$1,346,391	$1,167,334	$1,490,141
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the periods prior to November 29, 2017 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The above chart represents historical performance of a hypothetical $500,000 investment over the past 10 years. Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	11.16%	6.85%	10.41%
Russell 2500 Index	12.00%	8.77%	8.85%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$407,379,623
# of Portfolio Holdings	39
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$1,608,046

Top Ten Holdings

(% total investments)*

Vulcan Materials Co.	5.21%
Ecolab, Inc.	4.69%
Veeva Systems, Inc., Class A	4.55%
CoStar Group, Inc.	4.20%
CBRE Group, Inc., Class A	4.09%
Veralto Corp.	4.02%
Markel Group, Inc.	3.97%
Bio-Techne Corp.	3.79%
HEICO Corp., Class A	3.79%
Old Dominion Freight Line, Inc.	3.78%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	25.0%
Health Care	19.6%
Information Technology	18.5%
Financials	14.4%
Materials	9.9%
Real Estate	8.3%
Consumer Discretionary	4.3%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Midcap Growth Fund

DFMGX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2024

221S-DFMGX-24

DF Dent Midcap Growth Fund

DFMLX

:  Institutional Plus Shares

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$42	0.79%

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate and Financials. Being overweight Technology and underweight Energy also contributed to performance. This was offset by stock selection in Industrials and our overweight to Life Sciences within Health Care as they detracted from performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners Palantir Technologies, Inc. (PLTR) and AppLovin Corp. (APP) alone accounted for our portfolio’s shortfall for the past 6 months. Stock selection in Industrials and Technology and our overweight to Materials and Healthcare also detracted from performance. On the positive side, stock selection within Financials, Real Estate, and Health Care and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance.

The Fund experienced fluctuating performance relative to the Russell 2500 Index, starting with a positive July and August followed by losses through November. A slight recovery was observed in December.

The Fund experienced fluctuating performance relative to the Russell Midcap Growth Index, starting with a positive July, followed by losses through October. A slight recovery was observed in November, but the year concluded with a significant decline in December.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Guidewire Software, Inc.

  Atlassian Corp., Class A

  Veeva Systems, Inc., Class A

Top Detractors

  Edwards Lifesciences Corp.

  Microchip Technology, Inc.

  Mettler-Toledo International, Inc.

  WNS Holdings, Ltd.

  Entegris, Inc.

Total Return Based on a $100,000,000 Investment

Date	Institutional Plus SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
12/31/14	$100,000,000	$100,000,000	$100,000,000
3/31/15	$102,090,137	$105,168,412	$105,377,989
6/30/15	$106,270,411	$104,808,744	$104,176,040
9/30/15	$97,779,229	$94,016,866	$95,852,849
12/31/15	$100,789,386	$97,098,350	$99,800,149
3/31/16	$100,587,133	$97,479,890	$100,377,918
6/30/16	$103,620,927	$100,962,356	$101,946,419
9/30/16	$108,003,074	$107,588,277	$106,627,770
12/31/16	$105,061,698	$114,177,137	$107,114,138
3/31/17	$112,146,783	$118,465,819	$114,498,691
6/30/17	$121,998,426	$120,994,435	$119,324,957
9/30/17	$129,016,035	$126,731,512	$125,628,798
12/31/17	$137,861,394	$133,370,799	$134,179,307
3/31/18	$145,103,009	$133,052,018	$137,097,065
6/30/18	$150,314,265	$140,647,646	$141,425,811
9/30/18	$161,481,241	$147,253,032	$152,138,219
12/31/18	$137,603,339	$120,031,167	$127,805,140
3/31/19	$163,920,153	$139,017,169	$152,881,789
6/30/19	$180,788,111	$143,133,308	$161,140,194
9/30/19	$182,397,916	$141,297,905	$160,054,888
12/31/19	$192,833,442	$153,359,134	$173,137,239
3/31/20	$164,236,758	$107,778,014	$138,440,592
6/30/20	$208,155,616	$136,409,026	$180,333,970
9/30/20	$217,899,672	$144,433,279	$197,237,743
12/31/20	$251,502,680	$184,020,875	$234,750,683
3/31/21	$248,103,038	$204,132,117	$233,423,756
6/30/21	$269,209,149	$215,241,318	$259,268,696
9/30/21	$271,121,447	$209,469,124	$257,298,408
12/31/21	$282,395,878	$217,479,404	$264,630,251
3/31/22	$244,220,542	$204,828,732	$231,338,909
6/30/22	$196,682,814	$170,046,720	$182,591,721
9/30/22	$183,619,011	$165,255,474	$181,399,433
12/31/22	$196,392,507	$177,530,134	$193,918,553
3/31/23	$213,375,451	$183,548,932	$211,634,755
6/30/23	$226,221,524	$193,139,262	$224,828,682
9/30/23	$213,085,145	$183,903,193	$213,083,677
12/31/23	$241,607,781	$208,461,688	$244,079,145
3/31/24	$260,042,259	$222,886,158	$267,258,249
6/30/24	$243,494,775	$213,358,648	$258,670,326
9/30/24	$269,477,228	$232,024,654	$275,590,769
12/31/24	$268,969,191	$233,466,731	$298,028,197
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on December 3, 2021. Performance for the periods prior to December 3, 2021 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The above chart represents historical performance of a hypothetical $100,000,000 investment over the past 10 years. Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	11.32%	6.88%	10.40%
Russell 2500 Index	12.00%	8.77%	8.85%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on December 3, 2021. Performance for the 5 year and 10 year periods is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$407,379,623
# of Portfolio Holdings	39
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$1,608,046

Top Ten Holdings

(% total investments)*

Vulcan Materials Co.	5.21%
Ecolab, Inc.	4.69%
Veeva Systems, Inc., Class A	4.55%
CoStar Group, Inc.	4.20%
CBRE Group, Inc., Class A	4.09%
Veralto Corp.	4.02%
Markel Group, Inc.	3.97%
Bio-Techne Corp.	3.79%
HEICO Corp., Class A	3.79%
Old Dominion Freight Line, Inc.	3.78%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	25.0%
Health Care	19.6%
Information Technology	18.5%
Financials	14.4%
Materials	9.9%
Real Estate	8.3%
Consumer Discretionary	4.3%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Midcap Growth Fund

DFMLX

:  Institutional Plus Shares

Semi-Annual Shareholder Report - December 31, 2024

221S-DFMLX-24

DF Dent Small Cap Growth Fund

DFDSX

:  Investor Shares

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$55	1.04%

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Small Cap Growth Fund outperformed both its benchmarks, the Russell 2000 Index and the Russell 2000 Growth Index.

The outperformance relative to the Russell 2000 Index was driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Information Technology sector contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Stock selection in the Consumer Staples, Industrials, and Information Technology sectors detracted the most from performance.

The outperformance relative to the Russell 2000 Growth Index was also driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Financials sector contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Stock selection in the Consumer Discretionary, Information Technology, and Industrials sectors detracted the most from performance.

Financials, Industrials, and Information Technology were the top performing sectors in the Russell 2000 Index. All the benchmark’s sectors, other than Energy, contributed to performance with the Materials sector contributing the least.

Financials, Industrials, Information Technology, and Consumer Discretionary were the top performing sectors in the Russell 2000 Growth Index. All the benchmark’s sectors, other than Energy, contributed to performance with the Utilities sector contributing the least.

Top Contributors

  Goosehead Insurance, Inc., Class A

  Perimeter Solutions, Inc.

  Guidewire Software, Inc.

  Hamilton Lane, Inc., Class A

  CSW Industrials, Inc.

Top Detractors

  Medpace Holdings, Inc.

  RxSight, Inc.

  Charles River Laboratories International, Inc.

  Novanta, Inc.

  Utz Brands, Inc.

Total Return Based on a $10,000 Investment

Date	Investor Shares	Russell 2000® Index	Russell 2000 Growth Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,268	$10,432	$10,663
06/30/15	$10,901	$10,475	$10,874
09/30/15	$9,679	$9,227	$9,453
12/31/15	$9,584	$9,559	$9,862
03/31/16	$9,512	$9,413	$9,400
06/30/16	$10,349	$9,770	$9,705
09/30/16	$11,034	$10,654	$10,600
12/31/16	$11,160	$11,595	$10,978
03/31/17	$11,394	$11,881	$11,565
06/30/17	$11,971	$12,174	$12,073
09/30/17	$12,484	$12,864	$12,823
12/31/17	$12,899	$13,294	$13,411
03/31/18	$13,322	$13,283	$13,720
06/30/18	$14,385	$14,312	$14,712
09/30/18	$15,646	$14,824	$15,525
12/31/18	$12,703	$11,830	$12,163
03/31/19	$14,870	$13,555	$14,248
06/30/19	$16,543	$13,839	$14,640
09/30/19	$15,982	$13,507	$14,029
12/31/19	$17,319	$14,849	$15,628
03/31/20	$13,804	$10,303	$11,601
06/30/20	$18,045	$12,922	$15,149
09/30/20	$19,184	$13,559	$16,234
12/31/20	$23,325	$17,813	$21,040
03/31/21	$23,356	$20,075	$22,066
06/30/21	$25,010	$20,937	$22,930
09/30/21	$25,261	$20,024	$21,634
12/31/21	$26,727	$20,453	$21,636
03/31/22	$22,486	$18,914	$18,904
06/30/22	$18,677	$15,661	$15,264
09/30/22	$17,886	$15,319	$15,301
12/31/22	$18,626	$16,273	$15,933
03/31/23	$20,238	$16,718	$16,901
06/30/23	$21,316	$17,589	$18,093
09/30/23	$20,638	$16,687	$16,769
12/31/23	$22,774	$19,028	$18,906
03/31/24	$24,663	$20,013	$20,340
06/30/24	$22,887	$19,357	$19,746
09/30/24	$25,638	$21,152	$21,407
12/31/24	$25,258	$21,223	$21,772

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Shares	10.91%	7.84%	9.71%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$217,513,780
# of Portfolio Holdings	49
Portfolio Turnover Rate	18%
Investment Advisory Fees (Net of fees waived)	$869,720

Top Ten Holdings

(% total investments)*

Core & Main, Inc., Class A	3.68%
HEICO Corp., Class A	3.47%
Hamilton Lane, Inc., Class A	3.32%
Bio-Techne Corp.	3.30%
Goosehead Insurance, Inc., Class A	3.28%
Murphy USA, Inc.	3.20%
Kinsale Capital Group, Inc.	3.19%
Guidewire Software, Inc.	3.11%
Appfolio, Inc.	3.10%
Repligen Corp.	2.91%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Consumer Staples
3.0%
Materials
5.3%
Consumer Discretionary
7.8%
Financials
15.2%
Health Care
15.9%
Information Technology
23.2%
Industrials
29.6%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Industrials	29.6%
Information Technology	23.2%
Health Care	15.9%
Financials	15.2%
Consumer Discretionary	7.8%
Materials	5.3%
Consumer Staples	3.0%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Small Cap Growth Fund

DFDSX

:  Investor Shares

Semi-Annual Shareholder Report - December 31, 2024

221S-DFDSX-24

DF Dent Small Cap Growth Fund

DFSGX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.94%

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Small Cap Growth Fund outperformed both its benchmarks, the Russell 2000 Index and the Russell 2000 Growth Index.

The outperformance relative to the Russell 2000 Index was driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Information Technology sector contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Stock selection in the Consumer Staples, Industrials, and Information Technology sectors detracted the most from performance.

The outperformance relative to the Russell 2000 Growth Index was also driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Financials sector contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Stock selection in the Consumer Discretionary, Information Technology, and Industrials sectors detracted the most from performance.

Financials, Industrials, and Information Technology were the top performing sectors in the Russell 2000 Index. All the benchmark’s sectors, other than Energy, contributed to performance with the Materials sector contributing the least.

Financials, Industrials, Information Technology, and Consumer Discretionary were the top performing sectors in the Russell 2000 Growth Index. All the benchmark’s sectors, other than Energy, contributed to performance with the Utilities sector contributing the least.

Top Contributors

  Goosehead Insurance, Inc., Class A

  Perimeter Solutions, Inc.

  Guidewire Software, Inc.

  Hamilton Lane, Inc., Class A

  CSW Industrials, Inc.

Top Detractors

  Medpace Holdings, Inc.

  RxSight, Inc.

  Charles River Laboratories International, Inc.

  Novanta, Inc.

  Utz Brands, Inc.

Total Return Based on a $500,000 Investment

Date	Institutional SharesFootnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
12/31/14	$500,000	$500,000	$500,000
3/31/15	$513,381	$521,577	$533,149
6/30/15	$545,049	$523,772	$543,689
9/30/15	$483,943	$461,350	$472,674
12/31/15	$479,191	$477,930	$493,092
3/31/16	$475,588	$470,672	$470,001
6/30/16	$517,472	$488,519	$485,234
9/30/16	$551,700	$532,710	$529,979
12/31/16	$558,005	$579,767	$548,900
3/31/17	$569,715	$594,063	$578,260
6/30/17	$598,538	$608,699	$603,639
9/30/17	$624,209	$643,203	$641,175
12/31/17	$644,926	$664,687	$670,573
3/31/18	$666,544	$664,127	$685,992
6/30/18	$719,237	$715,622	$735,608
9/30/18	$783,189	$741,215	$776,237
12/31/18	$635,580	$591,478	$608,157
3/31/19	$744,412	$677,740	$712,424
6/30/19	$828,576	$691,939	$732,002
9/30/19	$800,521	$675,327	$701,455
12/31/19	$867,835	$742,453	$781,381
3/31/20	$691,618	$515,153	$580,059
6/30/20	$904,159	$646,097	$757,465
9/30/20	$961,589	$677,963	$811,684
12/31/20	$1,169,627	$890,653	$1,051,991
3/31/21	$1,171,633	$1,003,757	$1,103,278
6/30/21	$1,254,855	$1,046,844	$1,146,499
9/30/21	$1,267,389	$1,001,198	$1,081,692
12/31/21	$1,341,679	$1,022,638	$1,081,813
3/31/22	$1,128,673	$945,676	$945,208
6/30/22	$937,738	$783,066	$763,215
9/30/22	$898,216	$765,938	$765,061
12/31/22	$935,685	$813,647	$796,674
3/31/23	$1,016,781	$835,923	$845,054
6/30/23	$1,071,187	$879,435	$904,652
9/30/23	$1,037,311	$834,337	$838,443
12/31/23	$1,145,097	$951,388	$945,321
3/31/24	$1,240,565	$1,000,671	$1,016,994
6/30/24	$1,151,257	$967,872	$987,306
9/30/24	$1,290,352	$1,057,622	$1,070,340
12/31/24	$1,271,874	$1,061,159	$1,088,578
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the periods prior to November 20, 2017 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The above chart represents historical performance of a hypothetical $500,000 investment over the past 10 years. Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	11.07%	7.94%	9.79%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$217,513,780
# of Portfolio Holdings	49
Portfolio Turnover Rate	18%
Investment Advisory Fees (Net of fees waived)	$869,720

Top Ten Holdings

(% total investments)*

Core & Main, Inc., Class A	3.68%
HEICO Corp., Class A	3.47%
Hamilton Lane, Inc., Class A	3.32%
Bio-Techne Corp.	3.30%
Goosehead Insurance, Inc., Class A	3.28%
Murphy USA, Inc.	3.20%
Kinsale Capital Group, Inc.	3.19%
Guidewire Software, Inc.	3.11%
Appfolio, Inc.	3.10%
Repligen Corp.	2.91%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	29.6%
Information Technology	23.2%
Health Care	15.9%
Financials	15.2%
Consumer Discretionary	7.8%
Materials	5.3%
Consumer Staples	3.0%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Small Cap Growth Fund

DFSGX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2024

221S-DFSGX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

SEMI-ANNUAL FINANCIALS
AND OTHER INFORMATION
(Unaudited)
DECEMBER 31, 2024

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
DECEMBER 31, 2024
DF Dent Premier Growth Fund
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Changes in Net Assets 5
Financial Highlights 6
DF Dent Midcap Growth Fund
Schedule of Investments 7
Statement of Assets and Liabilities 9
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 12
DF Dent Small Cap Growth Fund
Schedule of Investments 15
Statement of Assets and Liabilities 17
Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
DF Dent Growth Funds
Notes to Financial Statements 22
Other Information 28

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 98.2%
Communication Services - 4.6%
55,417 Alphabet, Inc., Class C $ 10,553,613
Consumer Discretionary - 6.0%
62,761 Amazon.com, Inc.
(a)
13,769,136
Financials - 18.2%
8,283 Kinsale Capital Group, Inc. 3,852,672
21,400 Mastercard, Inc., Class A 11,268,598
13,356 Moody's Corp. 6,322,330
17,527 S&P Global, Inc.
(a)
8,728,972
36,992 Visa, Inc., Class A 11,690,951
41,863,523
Health Care - 17.6%
85,000 Bio-Techne Corp. 6,122,550
31,077 Danaher Corp. 7,133,725
12,771 Intuitive Surgical, Inc.
(a)
6,665,951
10,950 Thermo Fisher Scientific, Inc. 5,696,519
28,327 Veeva Systems, Inc., Class A
(a)
5,955,752
18,000 West Pharmaceutical Services, Inc. 5,896,080
18,481 Zoetis, Inc. 3,011,109
40,481,686
Industrials - 19.7%
53,226 Copart, Inc.
(a)
3,054,640
54,254 Fastenal Co. 3,901,405
43,532 HEICO Corp., Class A 8,100,435
35,836 Old Dominion Freight Line, Inc. 6,321,470
16,000 SiteOne Landscape Supply, Inc.
(a)
2,108,320
6,070 TransDigm Group, Inc.
(a)
7,692,390
40,323 Uber Technologies, Inc.
(a)
2,432,283
56,652 Veralto Corp. 5,770,006
34,386 Waste Connections, Inc. 5,899,950
45,280,899
Information Technology - 21.1%
20,000 ANSYS, Inc.
(a)
6,746,600
2,730 ASML Holding NV 1,892,108
12,701 Atlassian Corp., Class A
(a)
3,091,169
11,450 Cadence Design Systems, Inc.
(a)
3,440,267
42,912 Guidewire Software, Inc.
(a)
7,234,105
7,636 Intuit, Inc. 4,799,226
10,100 Manhattan Associates, Inc.
(a)
2,729,424
21,874 Microsoft Corp. 9,219,891
8,165 Monolithic Power Systems, Inc. 4,831,231
3,150 ServiceNow, Inc.
(a)
3,339,378
2,315 Tyler Technologies, Inc.
(a)
1,334,922
48,658,321
Shares Security Description Value
Materials - 7.0%
20,247 Ecolab, Inc. $ 4,744,277
13,216 The Sherwin-Williams Co. 4,492,515
26,673 Vulcan Materials Co. 6,861,096
16,097,888
Real Estate - 4.0%
44,590 CBRE Group, Inc., Class A
(a)
5,854,221
45,990 CoStar Group, Inc.
(a)
3,292,424
9,146,645
Total Common Stock (Cost $95,933,290) 225,851,711
Money Market Fund - 0.4%
804,441 First American Treasury
Obligations Fund,
Class X, 4.37%
(b)
(Cost $804,441) 804,441
Investments, at value - 98.6% (Cost
$96,737,731) $ 226,656,152
Other Assets & Liabilities, Net - 1.4% 3,331,460
Net Assets - 100.0% $ 229,987,612
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of December 31, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 226,656,152
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 226,656,152

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 4.6%
Consumer Discretionary 6.0%
Financials 18.2%
Health Care 17.6%
Industrials 19.7%
Information Technology 21.1%
Materials 7.0%
Real Estate 4.0%
Money Market Fund 0.4%
Other Assets & Liabilities, Net 1.4%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024
ASSETS
Investments, at value (Cost $96,737,731) $ 226,656,152
Receivables:
Fund shares sold 1,153
Investment securities sold 3,852,446
Dividends 50,008
Prepaid expenses 11,157
Total Assets
230,570,916
LIABILITIES
Payables:
Fund shares redeemed 47,851
Accrued Liabilities:
Investment adviser fees 509,549
Fund services fees 11,807
Other expenses 14,097
Total Liabilities
583,304
NET ASSETS
$ 229,987,612
COMPONENTS OF NET ASSETS
Paid-in capital $ 97,242,610
Distributable Earnings 132,745,002
NET ASSETS
$ 229,987,612
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 6,192,397
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 37.14

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2024
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $5,159) $ 938,117
Total Investment Income
938,117
EXPENSES
Investment adviser fees 1,175,703
Fund services fees 88,920
Custodian fees 18,128
Registration fees 10,151
Professional fees 28,528
Trustees' fees and expenses 7,367
Other expenses 30,238
Total Expenses 1,359,035
Fees waived
(184,163)
Net Expenses
1,174,872
NET INVESTMENT LOSS
(236,755)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 14,006,137
Net change in unrealized appreciation (depreciation) on investments
1,062,565
NET REALIZED AND UNREALIZED GAIN
15,068,702
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 14,831,947

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2024
For the Year
Ended
June 30, 2024
OPERATIONS
Net investment loss $ (236,755) $ (826,765)
Net realized gain 14,006,137 30,137,857
Net change in unrealized appreciation (depreciation) 1,062,565 2,428,258
Increase in Net Assets Resulting from Operations
14,831,947 31,739,350
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(30,116,196) (36,525,907)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,851,394 13,503,081
Reinvestment of distributions 28,195,477 34,549,001
Redemption of shares
(16,168,669) (59,143,595)
Increase (Decrease) in Net Assets from Capital Share Transactions
13,878,202 (11,091,513)
Decrease in Net Assets
(1,406,047) (15,878,070)
NET ASSETS
Beginning of Period
231,393,659 247,271,729
End of Period
$ 229,987,612 $ 231,393,659
SHARE TRANSACTIONS
Sale of shares 45,086 342,232
Reinvestment of distributions 722,405 984,863
Redemption of shares
(397,965) (1,529,032)
Increase (Decrease) in Shares
369,526 (201,937)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2024
For the Years Ended June 30,
2024 2023 2022 2021 2020
NET ASSET VALUE, Beginning of
Period
$ 39.74 $ 41.04 $ 35.60 $ 49.79 $ 38.91 $ 35.75
INVESTMENT OPERATIONS
Net investment loss (a) (0.04) (0.14) (0.11) (0.27) (0.25) (0.11)
Net realized and unrealized gain
(loss)
2.88 5.74 5.55 (10.28) 12.16 5.88
Total from Investment Operations
2.84 5.60 5.44 (10.55) 11.91 5.77
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(5.44) (6.90) – (3.64) (1.03) (2.61)
Total Distributions to Shareholders
(5.44) (6.90) – (3.64) (1.03) (2.61)
REDEMPTION FEES(a)
– – – 0.00(b) 0.00(b) –
NET ASSET VALUE, End of Period
$ 37.14 $ 39.74 $ 41.04 $ 35.60 $ 49.79 $ 38.91
TOTAL RETURN
6.50%(c) 15.87% 15.28% (23.05)% 30.96% 16.82%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 229,988 $ 231,394 $ 247,272 $ 278,936 $ 430,924 $ 343,711
Ratios to Average Net Assets:
Net investment loss (0.20)%(d) (0.36)% (0.30)% (0.58)% (0.57)% (0.30)%
Net expenses 0.99%(d) 0.99% 0.99% 0.99% 0.99% 1.00%
Gross expenses (e) 1.14%(d) 1.14% 1.13% 1.10% 1.11% 1.15%
PORTFOLIO TURNOVER RATE 7%(c) 19% 20% 18% 14% 23%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.1%
Consumer Discretionary - 4.2%
126,774 CarMax, Inc.
(a)
$ 10,365,043
68,436 Floor & Decor Holdings, Inc.,
Class A
(a)
6,823,069
17,188,112
Financials - 13.9%
135,757 Goosehead Insurance, Inc.,
Class A
(a)
14,555,866
18,984 Kinsale Capital Group, Inc. 8,830,028
9,098 Markel Group, Inc.
(a)
15,705,241
20,523 Moody's Corp. 9,714,972
13,253 MSCI, Inc. 7,951,932
56,758,039
Health Care - 19.1%
208,251 Bio-Techne Corp. 15,000,320
105,905 Edwards Lifesciences Corp.
(a)
7,840,147
16,176 Medpace Holdings, Inc.
(a)
5,374,153
7,290 Mettler-Toledo International, Inc.
(a)
8,920,627
69,686 Repligen Corp.
(a)
10,030,603
85,632 Veeva Systems, Inc., Class A
(a)
18,004,128
38,315 West Pharmaceutical Services, Inc. 12,550,461
77,720,439
Industrials - 24.2%
49,009 Fastenal Co. 3,524,237
80,554 HEICO Corp., Class A 14,989,488
29,640 IDEX Corp. 6,203,356
84,862 Old Dominion Freight Line, Inc. 14,969,657
50,163 SiteOne Landscape Supply, Inc.
(a)
6,609,978
9,752 TransDigm Group, Inc.
(a)
12,358,515
155,972 Veralto Corp. 15,885,748
16,580 Verisk Analytics, Inc. 4,566,629
66,763 Waste Connections, Inc. 11,455,196
172,264 WNS Holdings, Ltd.
(a)
8,163,591
98,726,395
Information Technology - 18.0%
26,794 ANSYS, Inc.
(a)
9,038,420
52,933 Appfolio, Inc.
(a)
13,059,630
28,236 Atlassian Corp., Class A
(a)
6,872,078
27,486 Cadence Design Systems, Inc.
(a)
8,258,443
98,230 Endava PLC, ADR
(a)
3,035,307
56,838 Entegris, Inc. 5,630,372
63,762 Guidewire Software, Inc.
(a)
10,748,998
97,923 Microchip Technology, Inc. 5,615,884
11,137 Monolithic Power Systems, Inc. 6,589,763
7,636 Tyler Technologies, Inc.
(a)
4,403,223
73,252,118
Shares Security Description Value
Materials - 9.6%
79,073 Ecolab, Inc. $ 18,528,385
80,169 Vulcan Materials Co. 20,621,872
39,150,257
Real Estate - 8.1%
123,293 CBRE Group, Inc., Class A
(a)
16,187,138
232,294 CoStar Group, Inc.
(a)
16,629,927
32,817,065
Total Common Stock (Cost $268,498,425) 395,612,425
Money Market Fund - 2.9%
11,961,320 First American Treasury
Obligations Fund,
Class X, 4.37%
(b)
(Cost $11,961,320) 11,961,320
Investments, at value - 100.0% (Cost
$280,459,745) $ 407,573,745
Other Assets & Liabilities, Net - 0.0% (194,122)
Net Assets - 100.0% $ 407,379,623
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 407,573,745
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 407,573,745

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024
PORTFOLIO HOLDINGS
% of Total Net Assets
Consumer Discretionary 4.2%
Financials 13.9%
Health Care 19.1%
Industrials 24.2%
Information Technology 18.0%
Materials 9.6%
Real Estate 8.1%
Money Market Fund 2.9%
Other Assets & Liabilities, Net 0.0%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024
ASSETS
Investments, at value (Cost $280,459,745) $ 407,573,745
Receivables:
Fund shares sold 230,457
Investment securities sold 360,086
Dividends 151,648
Prepaid expenses 31,062
Total Assets
408,346,998
LIABILITIES
Payables:
Fund shares redeemed 180,094
Accrued Liabilities:
Investment adviser fees 762,301
Fund services fees 21,951
Other expenses 3,029
Total Liabilities
967,375
NET ASSETS
$ 407,379,623
COMPONENTS OF NET ASSETS
Paid-in capital $ 295,372,339
Distributable Earnings 112,007,284
NET ASSETS
$ 407,379,623
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 3,522,776
Institutional Shares 6,312,149
Institutional Plus Shares 1,199,569
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $129,593,856) $ 36.79
Institutional Shares (based on net assets of $233,333,346) $ 36.97
Institutional Plus Shares (based on net assets of $44,452,421) $ 37.06

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2024
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $7,147) $ 1,631,175
Total Investment Income
1,631,175
EXPENSES
Investment adviser fees 1,668,791
Fund services fees 162,950
Transfer agent fees:
Investor Shares 13,668
Institutional Shares 3,716
Institutional Plus Shares 2,295
Custodian fees 27,298
Registration fees:
Investor Shares 8,093
Institutional Shares 8,141
Institutional Plus Shares 7,936
Professional fees 38,806
Trustees' fees and expenses 10,848
Other expenses 54,379
Total Expenses 2,006,921
Fees waived
(111,293)
Net Expenses
1,895,628
NET INVESTMENT LOSS
(264,453)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 51,611,702
Net change in unrealized appreciation (depreciation) on investments
(9,934,807)
NET REALIZED AND UNREALIZED GAIN
41,676,895
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 41,412,442

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2024
For the Year
Ended
June 30, 2024
OPERATIONS
Net investment loss $ (264,453) $ (1,319,495)
Net realized gain 51,611,702 29,664,974
Net change in unrealized appreciation (depreciation) (9,934,807) 9,987,698
Increase in Net Assets Resulting from Operations
41,412,442 38,333,177
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 2,730,501 9,054,453
Institutional Shares 18,755,962 15,648,066
Institutional Plus Shares 11,015,743 23,347,127
Redemption of shares:
Investor Shares
(19,297,612) (48,679,959)
Institutional Shares
(26,604,791) (58,573,179)
Institutional Plus Shares
(149,753,881) (38,141,409)
Decrease in Net Assets from Capital Share Transactions
(163,154,078) (97,344,901)
Decrease in Net Assets
(121,741,636) (59,011,724)
NET ASSETS
Beginning of Period
529,121,259 588,132,983
End of Period
$ 407,379,623 $ 529,121,259
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 75,187 277,060
Institutional Shares 494,157 475,454
Institutional Plus Shares 301,712 730,558
Redemption of shares:
Investor Shares
(535,412) (1,534,257)
Institutional Shares
(726,520) (1,862,941)
Institutional Plus Shares
(4,380,362) (1,182,450)
Decrease in Shares
(4,771,238) (3,096,576)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2024
For the Years Ended June 30,
2024 2023 2022 2021 2020
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 33.34 $ 31.01 $ 26.98 $ 38.01 $ 29.48 $ 25.83
INVESTMENT OPERATIONS
Net investment loss (a) (0.02) (0.09) (0.09) (0.20) (0.18) (0.08)
Net realized and unrealized gain
(loss)
3.47 2.42 4.12 (9.75) 8.81 3.93
Total from Investment Operations
3.45 2.33 4.03 (9.95) 8.63 3.85
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – (1.08) (0.11) (0.24)
Total Distributions to Shareholders
– – – (1.08) (0.11) (0.24)
REDEMPTION FEES(a)
– – – 0.00(b) 0.01 0.04
NET ASSET VALUE, End of Period
$ 36.79 $ 33.34 $ 31.01 $ 26.98 $ 38.01 $ 29.48
TOTAL RETURN
10.35%(c) 7.51% 14.94% (26.97)% 29.33% 15.14%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 129,594 $ 132,811 $ 162,503 $ 184,717 $ 307,341 $ 243,855
Ratios to Average Net Assets:
Net investment loss (0.13)%(d) (0.28)% (0.33)% (0.55)% (0.54)% (0.28)%
Net expenses 0.90%(d) 0.88% 0.87% 0.85% 0.89% 0.98%
Gross expenses (f) 0.92%(d) 0.90% 0.89% 0.86% 0.91%(e) 1.01%(e)
PORTFOLIO TURNOVER RATE 25%(c) 29% 27% 35% 30% 31%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Ratio includes recoupment, which amounted to 0.03% and 0.06%, respectively.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2024
For the Years Ended June 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 33.50 $ 31.14 $ 27.09 $ 38.15 $ 29.57 $ 25.88
INVESTMENT OPERATIONS
Net investment loss (a) (0.01) (0.08) (0.09) (0.19) (0.17) (0.04)
Net realized and unrealized gain
(loss)
3.48 2.44 4.14 (9.79) 8.86 3.97
Total from Investment Operations
3.47 2.36 4.05 (9.98) 8.69 3.93
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – (1.08) (0.11) (0.24)
Total Distributions to Shareholders
– – – (1.08) (0.11) (0.24)
REDEMPTION FEES(a)
– – – – 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 36.97 $ 33.50 $ 31.14 $ 27.09 $ 38.15 $ 29.57
TOTAL RETURN
10.36%(c) 7.58% 14.95% (26.95)% 29.41% 15.26%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 233,333 $ 219,229 $ 247,019 $ 231,134 $ 406,489 $ 122,454
Ratios to Average Net Assets:
Net investment loss (0.08)%(d) (0.25)% (0.32)% (0.53)% (0.50)% (0.15)%
Net expenses 0.85%(d) 0.84% 0.85% 0.83% 0.85% 0.85%
Gross expenses (e) 0.89%(d) 0.88% 0.87% 0.85% 0.86% 0.94%
PORTFOLIO TURNOVER RATE 25%(c) 29% 27% 35% 30% 31%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2024
For the Years Ended June 30,
December 3, 2021 (a)
Through
June 30, 2022 2024 2023
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 33.55 $ 31.17 $ 27.10 $ 38.47
INVESTMENT OPERATIONS
Net investment loss (b) (0.04) (0.06) (0.07) (0.08)
Net realized and unrealized gain (loss)
3.55 2.44 4.14 (10.21)
Total from Investment Operations
3.51 2.38 4.07 (10.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – (1.08)
Total Distributions to Shareholders
– – – (1.08)
NET ASSET VALUE, End of Period
$ 37.06 $ 33.55 $ 31.17 $ 27.10
TOTAL RETURN
10.46%(c) 7.64% 15.02% (27.53)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 44,452 $ 177,081 $ 178,611 $ 210,030
Ratios to Average Net Assets:
Net investment loss (0.23)%(d) (0.19)% (0.26)% (0.44)%(d)
Net expenses 0.79%(d) 0.78% 0.79% 0.79%(d)
Gross expenses (e) 0.92%(d) 0.88% 0.88% 0.90%(d)
PORTFOLIO TURNOVER RATE 25%(c) 29% 27% 35%(c)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.4%
Consumer Discretionary - 7.5%
22,163 Bright Horizons Family Solutions,
Inc.
(a)
$ 2,456,769
48,033 CarMax, Inc.
(a)
3,927,178
31,975 Floor & Decor Holdings, Inc.,
Class A
(a)
3,187,907
13,248 Murphy USA, Inc. 6,647,184
16,219,038
Consumer Staples - 2.9%
212,740 Utz Brands, Inc. 3,331,509
11,884 WD-40 Co. 2,884,009
6,215,518
Financials - 14.5%
80,665 EVERTEC, Inc. 2,785,362
63,542 Goosehead Insurance, Inc.,
Class A
(a)
6,812,973
46,439 Hamilton Lane, Inc., Class A 6,875,294
14,215 Kinsale Capital Group, Inc. 6,611,823
15,768 Morningstar, Inc. 5,310,032
64,638 Trupanion, Inc.
(a)
3,115,552
31,511,036
Health Care - 15.1%
95,099 Bio-Techne Corp. 6,849,981
21,795 Charles River Laboratories
International, Inc.
(a)
4,023,357
51,738 HealthEquity, Inc.
(a)
4,964,261
34,266 LeMaitre Vascular, Inc. 3,157,269
15,101 Medpace Holdings, Inc.
(a)
5,017,005
41,976 Repligen Corp.
(a)
6,042,026
83,653 RxSight, Inc.
(a)
2,875,990
32,929,889
Industrials - 28.2%
4,522 Applied Industrial Technologies,
Inc. 1,082,883
44,476 Casella Waste Systems, Inc.
(a)
4,706,006
149,955 Core & Main, Inc., Class A
(a)
7,634,209
12,023 CSW Industrials, Inc. 4,241,714
152,784 Douglas Dynamics, Inc. 3,610,286
39,625 Exponent, Inc. 3,530,588
12,153 Federal Signal Corp. 1,122,816
284,051 Hayward Holdings, Inc.
(a)
4,343,140
38,699 HEICO Corp., Class A 7,201,110
32,354 JBT Marel Corp. 4,112,193
9,055 Kadant, Inc. 3,123,884
15,201 RBC Bearings, Inc.
(a)
4,547,227
18,757 Simpson Manufacturing Co., Inc. 3,110,473
31,577 SiteOne Landscape Supply, Inc.
(a)
4,160,901
51,260 WillScot Holdings Corp.
(a)
1,714,647
Shares Security Description Value
Industrials - 28.2% (continued)
67,417 WNS Holdings, Ltd.
(a)
$ 3,194,892
61,436,969
Information Technology - 22.1%
20,620 Agilysys, Inc.
(a)
2,715,860
65,714 Alarm.com Holdings, Inc.
(a)
3,995,411
26,078 Appfolio, Inc.
(a)
6,433,964
51,280 Endava PLC, ADR
(a)
1,584,552
38,251 Guidewire Software, Inc.
(a)
6,448,354
19,504 Manhattan Associates, Inc.
(a)
5,270,761
36,109 Novanta, Inc.
(a)
5,516,372
59,787 Procore Technologies, Inc.
(a)
4,479,840
18,360 ServiceTitan, Inc.
(a)
1,888,693
22,552 SPS Commerce, Inc.
(a)
4,149,343
49,557 The Descartes Systems Group,
Inc.
(a)
5,629,675
48,112,825
Materials - 5.1%
23,369 Eagle Materials, Inc. 5,766,534
414,452 Perimeter Solutions, Inc.
(a)
5,296,697
11,063,231
Total Common Stock (Cost $169,185,141) 207,488,506
Money Market Fund - 4.7%
10,309,721 First American Treasury
Obligations Fund,
Class X, 4.37%
(b)
(Cost $10,309,721) 10,309,721
Investments, at value - 100.1% (Cost
$179,494,862) $ 217,798,227
Other Assets & Liabilities, Net - (0.1)% (284,447)
Net Assets - 100.0% $ 217,513,780
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2024.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 217,798,227
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 217,798,227
PORTFOLIO HOLDINGS
% of Total Net Assets
Consumer Discretionary 7.5%
Consumer Staples 2.9%
Financials 14.5%
Health Care 15.1%
Industrials 28.2%
Information Technology 22.1%
Materials 5.1%
Money Market Fund 4.7%
Other Assets & Liabilities, Net (0.1)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024
ASSETS
Investments, at value (Cost $179,494,862) $ 217,798,227
Receivables:
Fund shares sold 112,328
Dividends 85,790
Prepaid expenses 21,072
Total Assets
218,017,417
LIABILITIES
Payables:
Fund shares redeemed 33,874
Accrued Liabilities:
Investment adviser fees 445,533
Fund services fees 15,161
Other expenses 9,069
Total Liabilities
503,637
NET ASSETS
$ 217,513,780
COMPONENTS OF NET ASSETS
Paid-in capital $ 189,813,370
Distributable Earnings 27,700,410
NET ASSETS
$ 217,513,780
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 971,647
Institutional Shares 7,814,074
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $23,906,332) $ 24.60
Institutional Shares (based on net assets of $193,607,448) $ 24.78

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2024
INVESTMENT INCOME
Dividend income $ 592,042
Total Investment Income
592,042
EXPENSES
Investment adviser fees 930,185
Fund services fees 82,816
Transfer agent fees:
Investor Shares 11,614
Institutional Shares 11,820
Custodian fees 10,563
Registration fees:
Investor Shares 8,166
Institutional Shares 9,464
Professional fees 27,936
Trustees' fees and expenses 7,167
Other expenses 31,868
Total Expenses 1,131,599
Fees waived
(85,933)
Net Expenses
1,045,666
NET INVESTMENT LOSS
(453,624)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 2,499,171
Net change in unrealized appreciation (depreciation) on investments
18,678,967
NET REALIZED AND UNREALIZED GAIN
21,178,138
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 20,724,514

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2024
For the Year
Ended
June 30, 2024
OPERATIONS
Net investment loss $ (453,624) $ (372,773)
Net realized gain (loss) 2,499,171 (2,649,453)
Net change in unrealized appreciation (depreciation) 18,678,967 7,765,496
Increase in Net Assets Resulting from Operations
20,724,514 4,743,270
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 1,269,545 7,672,280
Institutional Shares 13,509,021 106,816,162
Redemption of shares:
Investor Shares
(2,623,653) (4,201,324)
Institutional Shares
(12,111,338) (12,041,037)
Increase in Net Assets from Capital Share Transactions
43,575 98,246,081
Increase in Net Assets
20,768,089 102,989,351
NET ASSETS
Beginning of Period
196,745,691 93,756,340
End of Period
$ 217,513,780 $ 196,745,691
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 52,125 335,266
Institutional Shares 550,018 4,680,496
Redemption of shares:
Investor Shares
(106,111) (190,911)
Institutional Shares
(487,222) (544,463)
Increase in Shares
8,810 4,280,388

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2024
For the Years Ended June 30,
2024 2023 2022 2021 2020
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 22.29 $ 20.76 $ 18.19 $ 24.94 $ 18.38 $ 17.10
INVESTMENT OPERATIONS
Net investment loss (a) (0.06) (0.10) (0.10) (0.15) (0.13) (0.09)
Net realized and unrealized gain
(loss)
2.37 1.63 2.67 (6.01) 7.16 1.63
Total from Investment Operations
2.31 1.53 2.57 (6.16) 7.03 1.54
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – (0.60) (0.48) (0.26)
Total Distributions to Shareholders
– – – (0.60) (0.48) (0.26)
REDEMPTION FEES(a)
– – – 0.01 0.01 0.00(b)
NET ASSET VALUE, End of Period
$ 24.60 $ 22.29 $ 20.76 $ 18.19 $ 24.94 $ 18.38
TOTAL RETURN
10.36%(c) 7.37% 14.13% (25.32)% 38.60% 9.08%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 23,906 $ 22,859 $ 18,295 $ 18,105 $ 29,472 $ 8,394
Ratios to Average Net Assets:
Net investment loss (0.50)%(d) (0.44)% (0.54)% (0.64)% (0.58)% (0.50)%
Net expenses 1.04%(d) 1.04% 1.05% 1.05% 1.05% 1.05%
Gross expenses (e) 1.19%(d) 1.25% 1.30% 1.23% 1.30% 1.66%
PORTFOLIO TURNOVER RATE 18%(c) 30% 41% 46% 34% 38%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2024
For the Years Ended June 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 22.43 $ 20.87 $ 18.27 $ 25.03 $ 18.42 $ 17.13
INVESTMENT OPERATIONS
Net investment loss (a) (0.05) (0.07) (0.08) (0.12) (0.11) (0.07)
Net realized and unrealized gain
(loss)
2.40 1.63 2.68 (6.04) 7.20 1.62
Total from Investment Operations
2.35 1.56 2.60 (6.16) 7.09 1.55
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – (0.60) (0.48) (0.26)
Total Distributions to Shareholders
– – – (0.60) (0.48) (0.26)
REDEMPTION FEES(a)
– – – – 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 24.78 $ 22.43 $ 20.87 $ 18.27 $ 25.03 $ 18.42
TOTAL RETURN
10.48%(c) 7.48% 14.23% (25.27)% 38.79% 9.12%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 193,607 $ 173,886 $ 75,462 $ 60,847 $ 52,591 $ 14,626
Ratios to Average Net Assets:
Net investment loss (0.40)%(d) (0.31)% (0.43)% (0.52)% (0.49)% (0.40)%
Net expenses 0.94%(d) 0.94% 0.95% 0.95% 0.95% 0.95%
Gross expenses (e) 1.01%(d) 1.07% 1.12% 1.09% 1.18% 1.72%
PORTFOLIO TURNOVER RATE 18%(c) 30% 41% 46% 34% 38%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares,
Institutional Shares, and Institutional Plus Shares commenced operations on July 1, 2011, November 29,
2017, and December 3, 2021, respectively. DF Dent Small Cap Growth Fund’s Investor Shares and Institutional
Shares commenced operations on November 1, 2013 and November 20, 2017, respectively. Additionally, the
DF Dent Small Cap Growth Fund currently offers Institutional Plus Shares, which as of December 31, 2024 had not commenced operations. The Funds seek long-term capital appreciation.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser as each Fund’s valuation designee to perform any fair value determinations for securities

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each
Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments.
The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs”
used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2024, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax.
Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, each Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue
Service for a period of three fiscal years after they are filed. As of December 31, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s
Statement of Assets and Liabilities.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
Note 3. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The
Audit Committee Chairman receives an additional $2,000 annually. Effective January 1, 2025, each Independent
Trustee’s annual retainer is $60,000 ($70,000 for the Chairman), and the Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings.
The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2025 (the “Expense Cap”). Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares, Institutional Shares and Institutional Plus Shares
to 0.98%, 0.85%, and 0.79%, respectively, through October 31, 2025, for DF Dent Midcap Growth Fund. The
Adviser has also contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest,

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to
1.05% and 0.95%, respectively, through October 31, 2025, for DF Dent Small Cap Growth Fund. The Expense
Cap may only be raised or eliminated with the consent of the Board of Trustees.
Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the period ended December 31, 2024 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2024 , $958,202, $475,489 and $405,296 are
subject to recoupment by the Adviser for the DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and
DF Dent Small Cap Growth Fund, respectively.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the period ended December 31, 2024 , were as follows:
Note 6. Federal Income Tax
As of December 31, 2024 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
DF Dent Premier Growth Fund $ 163,418 $ 20,745 $ 184,163
DF Dent Midcap Growth Fund 60,745 50,548 111,293
DF Dent Small Cap Growth Fund 60,465 25,468 85,933
Purchases Sales
DF Dent Premier Growth Fund $ 15,786,357 $ 36,827,528
DF Dent Midcap Growth Fund 112,165,462 271,856,580
DF Dent Small Cap Growth Fund 39,689,889 37,407,863
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 130,683,896 $ (765,475) $ 129,918,421
DF Dent Midcap Growth Fund 137,733,516 (10,619,516) 127,114,000
DF Dent Small Cap Growth Fund 43,387,619 (5,084,254) 38,303,365

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
As of June 30, 2024 , distributable earnings/accumulated loss on a tax basis were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the prior year late-year ordinary loss was $ 631,990 , $1,192,139, and $198,571 for the DF
Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund, respectively,
(realized during the period January 1, 2024 through June 30, 2024 ). These losses were recognized for tax purposes on the first business day of each Fund’s current year, July 1, 202 4 .
As of June 30, 2024 , the DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund had $19,323,990
and $1, 335,237 , respectively, of available short-term capital loss carryforwards and the DF Dent Midcap Growth
Fund and DF Dent Small Cap Growth Fund had $32,381,921 and $5,971,014 , respectively, of available long-
term capital loss carryforwards that have no expiration date.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Undistributed
Long-Term Gain
Capital and Other
Losses
Net Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ 19,826,318 $ (631,990) $ 128,834,923 $ 148,029,251
DF Dent Midcap Growth Fund – (52,898,050) 123,492,892 70,594,842
DF Dent Small Cap Growth Fund – (7,504,822) 14,480,718 6,975,896

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION
DECEMBER 31, 2024
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form
N-CSR)
N/A

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Midcap Growth Fund Institutional Plus Shares – DFMLX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
DF Dent Small Cap Growth Fund Institutional Plus Shares – DFSLX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.apexgroup.com
221-SAR-1224
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Funds' risks, objectives, fees and expenses, experience of its management, and other information.

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 12, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 12, 2025